Other Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2017
Other Income and Expenses [Abstract]
Other Income and Expenses [Table Text Block]
The following table presents certain gains or losses reflected in Other (income) expense – net within Costs and expenses in the Consolidated Statement of Operations:

	Years Ended December 31,
	2017	2016	2015
	(Millions)
Williams Partners
Loss on sale of Canadian operations (Note 2)	$4	$34	$—
Amortization of regulatory assets associated with asset retirement obligations	33	33	33
Accrual of regulatory liability related to overcollection of certain employee expenses	22	25	20
Project development costs related to Constitution (Note 3)	16	28	—
Gains on contract settlements and terminations	(15)	—	—
Gain on sale of Refinery Grade Propylene Splitter	(12)	—	—
Net foreign currency exchange (gains) losses (1)	—	10	(10)
Gain on asset retirement	—	(11)	—
Other
Loss on sale of Canadian operations (Note 2)	1	32	—
Gain on sale of unused pipe	—	(10)	—

________________

(1)
Primarily relates to gains and losses incurred on foreign currency transactions and the remeasurement of U.S. dollar-denominated current assets and liabilities within our former Canadian operations (see Note 2 – Acquisitions and Divestitures).